Exhibit 99.1

Form ABS Due Diligence-15E: Item 4 and Item 5

Report of Independent Certified Public Accountants

May 16, 2016

Tax Ease Holdings, LLC

14800 Landmark Blvd, Ste. 400

Dallas, TX 75254

Guggenheim Securities, LLC

330 Madison Avenue

New York, NY 10017

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the owners and management of Tax Ease Holdings, LLC hereto (the “Company”), solely to assist the Company and Guggenheim Securities (“Guggenheim” and together with the Company, the “Specified Parties”) in the proposed offering of certain Tax Lien Collateralized Notes of Tax Ease Funding 2016-1, LLC. The Company solely is responsible for the completeness, accuracy, and reliability of the information disclosed in the Data File (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed the procedures enumerated below and noted exceptions on the items listed below. The procedures we performed were as follows:

On March 4, 2016, the Company, provided us with a computer readable data file (the “Initial Data File”) containing certain characteristics of the tax lien assets (the “Tax Liens”). The Company provided us with periodic updates received up to and including May 10, 2016 (together with the “Initial Date File”, the “Data File”). We performed the procedures indicated below on a sample of the Tax Liens.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compare” indicates we checked for agreement between the Data File and Source Documents (as defined herein). All characteristics agreed between the Data File and the Source Documents, except those explicitly indicated herein. In our comparison, we allowed a certain deviation tolerance between the Data File characteristic and the Source Documents. Discrepancies within such deviation tolerances, which are described herein, were considered agreements in our comparison.

•	the phrase “recomputed” means we validated characteristics in the Data File through mathematical calculation using the applicable information in the Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. Such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, the customer contract, Fiserv servicing system and a credit information file provided by the company.

Data File Review Procedures:

The Specified Parties instructed us to select 200 Tax Liens at random for purposes of the Data Review Procedures. The Sample Tax Liens are listed on Appendix A. For each of the selected tax liens (the “Sample Tax Liens”), Grant Thornton LLP performed comparisons and recomputations from the Data File, for certain tax lien characteristics, to information from the Source Documents.

The procedures we performed on the Sample Tax Liens are listed below.

Number	Tax Lien Characteristic	Descriptions per the Data File
1	Purchase Date	Purchase Date
2	Tax Year	Tax Year
3	Rank	Rank
4	Bankruptcy (if applicable)	Bankruptcy
5	Address	Address
6	County	County
7	State	State
8	Property Type	Property Type
9	Current Interest Rate	Current Interest Rate
10	Current Penalty Rate	Current Penalty Rate
11	Tax Amount	Tax Amount
12	Overbid Amount	Overbid Amount
13	Reimbursable Fees	Reimbursable Fees
14	Interest Amount	Interest Amount
15	Market Value (Normalized Assessed Value)	Market Value
16	Recomputed Penalty Amount	Penalty Amount
17	Recomputed Redemptive Value	Redemptive Value (not incl. fees)
18	Recomputed Combined Redemptive Value	Redemptive Value (incl. fees)
19	Recomputed Combined OLTV	OLTV
20	Recomputed LTV	LTV

We compared Characteristics 1 through 20 (as set forth in the Data File) to the corresponding information set forth in the provided Source Documents. Based on our procedures, we note the following:

•	Characteristic 1 (Purchase Date) was considered in agreement if the difference was within 7 days.
•	Regarding characteristic 14 (Interest Amount), we note that for all tax liens from the state of Ohio the Data File shows the greater of a) the accrued interest and b) the calculated penalty amount. Therefore, for all tax liens from the state of Ohio the amount shown for characteristic 16 (Recomputed Penalty Amount) is shown as $0 in the Data File.
•	Regarding characteristic 17 (Recomputed Redemptive Value), we note that for all liens in the state of Texas the Data File shows $0 and instead shows a respective value for characteristic 18 (Recomputed Combined Redemptive Value) which is used to calculate characteristic 19 (Recomputed Combined OLTV) & characteristic 20 (Recomputed LTV).
•	Regarding characteristic 2 (Tax Year), the thirty-five sample tax lien certificates shown in the table below had blank values in the Initial Data File. We were provided an additional Data File that included the missing information, and we were able to agree the information provided in the additional Data File to the Source Documents.

Tax Lien Certificate Number
15065524
13123232
15115866
8110063
15115908
12051258-13
14104185
9121970
14013266
15085668
10061626-13
15065574
9010094
13022536
13113108
15105805
11100902
15115868
9101643
13062816
10020493
15024942
09101636LM12
15065571
14124421
14023402
9070051
1328603
1478745
1480628
1478927
1382123
1381225
1506218

•	Regarding characteristic 5 (Address), the ten sample tax lien certificates shown in the table below were assigned generic property addresses in the Initial Data File because each respective tax lien was associated with multiple property addresses or the property address had not yet been populated. We were provided an additional Data File that included the multiple property addresses, and we were able to agree the information provided in the additional Data File to the source documents.

Tax Lien Certificate Number
15065524
14124474
10061626-13
9010094
15105805
13062816
15024942
15024958
15065571
14023402

We note that tax lien certificate number 15115866 was also assigned a generic property address, but no address was provided in the additional Data File so it is shown as a discrepancy in our table below.

We noted the following unresolved discrepancies between the Data File and the Source Documents:

Tax Lien Certificate Number	Characteristic	Per Data File	Per Source Document
1521491	Purchase Date	5/27/2015	6/10/2015
1480600	Tax Year		2012
1475962	Tax Year	2013	2013/2014
14124474	Tax Year		2007, 2008, 2009, 2010, 2011 & 2013
1536169	Tax Year	2014	No Source Received
15024958	Tax Year		2014
1479177	Tax Year		2013
1479503	Tax Year		2012
1530664	Tax Year	2014	No Source Received
1314123	Tax Year		2013
1480771	Tax Year		2012
1529840	Tax Year	2014	3
1328564	Tax Year		2013
1332028	Tax Year		2013
1536420	Tax Year	2014	2009
1480007	Tax Year		2013
1521491	Tax Year		3
1520440	Tax Year	2014	2008
9121970	Rank*	S3	O

Tax Lien Certificate Number	Characteristic	Per Data File	Per Source Document
15065571	Rank*	S2	O
9070051	Rank*	S1	O
15115866	Address	PROPERTY 114	Kelly Ln
1339078	Address	911 2ND AVE N	132 N H ST
1325712	Address		P O Box 9088
13022536	County		Harris County
1475962	Property Type	C	R
1379967	Property Type	C	R
1475962	Current Interest Rate	18.00%	17.50%
1475988	Current Interest Rate	18.00%	17.50%
9121970	Reimbursable Fees	954.42	0.00
1479578	Interest Amount	621.53	550.58
1482151	Interest Amount	1,547.54	1,520.99
1536022	Market Value (Normalized Assessed Value)	136,550.00	147,250.00
11100902	Market Value (Normalized Assessed Value)	149,643.00	146,101.00
9070051	Market Value (Normalized Assessed Value)	724,055.00	669,877.00
1328564	Market Value (Normalized Assessed Value)	210,950.00	183,080.00
1479578	Recomputed Redemptive Value	1,685.42	1,614.47
1482151	Recomputed Redemptive Value	4,195.82	4,169.27
9121970	Recomputed Combined Redemptive Value	9,797.43	8,843.01
1479578	Recomputed Combined Redemptive Value	2,620.42	2,549.47
1482151	Recomputed Combined Redemptive Value	4,930.82	4,904.27
1536022	Recomputed Combined OLTV	1.91%	1.77%
9121970	Recomputed Combined OLTV	1.55%	1.40%
11100902	Recomputed Combined OLTV	14.81%	15.17%
9070051	Recomputed Combined OLTV	1.53%	1.66%
1479578	Recomputed Combined OLTV	3.10%	3.02%
1482151	Recomputed Combined OLTV	6.51%	6.47%
1328564	Recomputed Combined OLTV	1.96%	2.25%
1536022	Recomputed LTV	1.91%	1.77%
9121970	Recomputed LTV	1.55%	1.40%
11100902	Recomputed LTV	14.81%	15.17%
9070051	Recomputed LTV	1.53%	1.66%
1479578	Recomputed LTV	3.10%	3.02%
1482151	Recomputed LTV	6.51%	6.47%
1328564	Recomputed LTV	1.96%	2.25%

 *  We note that these exceptions were updated on the 3/31/2016 tape and all classified as original (O).

In addition to the procedures described above, we were instructed by Guggenheim to select and review a sample of five additional tax liens from the state of Texas. The additional tax liens reviewed are outlined in Appendix A. Our scope for the additional Texas tax liens was limited to reviewing the “Original Lien Amount” and the “Original Consolidated Loan Amount”. In our review of these five additional tax liens we did not note any discrepancies.

We were not engaged to and did not conduct an examination or a review of the Date File, the objective of which is the expression of opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance.

Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

Grant Thornton LLP

May 16, 2016

Appendix A

Sample	Tax Lien Certificate Number	Sample	Tax Lien Certificate Number	Sample	Tax Lien Certificate Number	Sample	Tax Lien Certificate Number
1	1387535	51	9070051	101	1352074	151	1332028
2	1321478	52	1390507	102	1331218	152	1359197
3	1338360	53	1386126	103	1480771	153	1536420
4	1313675	54	1523505	104	1522589	154	1329398
5	1536022	55	1388095	105	1374009	155	1357377
6	1333833	56	1368717	106	1312961	156	1481493
7	1475642	57	1320805	107	1387039	157	1353426
8	1475775	58	1477213	108	1479578	158	1340541
9	1475104	59	1475319	109	1522297	159	1362319
10	15014551	60	1388932	110	1384217	160	1385575
11	15065524	61	1315310	111	1384100	161	1334009
12	13123232	62	1339078	112	1316933	162	1362360
13	15115866	63	1522263	113	1315701	163	1522809
14	8110063	64	1356503	114	1373637	164	1352460
15	15115908	65	1384365	115	1368607	165	1381225
16	12051258-13	66	1361776	116	1390207	166	1480007
17	14104185	67	1315353	117	1480628	167	1383461
18	1523590	68	1325165	118	1356156	168	1474496
19	9121970	69	1337960	119	1475491	169	1329349
20	14013266	70	1328603	120	1387531	170	1527742
21	15085668	71	1321913	121	1529840	171	1355442
22	1480600	72	1474280	122	1339072	172	1480233
23	1474871	73	1373769	123	1480227	173	1338765
24	1475962	74	1327544	124	1482373	174	1325026
25	1482211	75	1530742	125	1380394	175	1478196
26	1476862	76	1475065	126	1481317	176	1379170
27	14124474	77	1354772	127	1478927	177	1521491
28	1474736	78	1522489	128	1338829	178	1355142
29	1536226	79	1379569	129	1482181	179	1384727
30	10061626-13	80	1479503	130	1338763	180	1356204
31	15065574	81	1334687	131	1323504	181	1374862
32	9010094	82	1377884	132	1382505	182	1506218
33	1536169	83	1374722	133	1475988	183	1339569
34	1479050	84	1387300	134	1388555	184	1478626
35	13022536	85	1528304	135	1364637	185	1388540
36	13113108	86	1340410	136	1522798	186	1388534
37	15105805	87	1390827	137	1385817	187	1340393
38	11100902	88	1316435	138	1338632	188	1315396
39	15115868	89	1368664	139	1379967	189	1389520
40	9101643	90	1530664	140	1524726	190	1326143
41	13062816	91	1330367	141	1356349	191	1355874
42	10020493	92	1378350	142	1356529	192	1386879
43	1528435	93	1383340	143	1482151	193	1386044
44	15024942	94	1387673	144	1356195	194	1339468
45	09101636LM12	95	1482168	145	1384512	195	1355462
46	15024958	96	1335597	146	1382123	196	1477802
47	1479177	97	1314123	147	1328564	197	1329178
48	15065571	98	1377754	148	1335278	198	1325712
49	14124421	99	1482078	149	1373567	199	1520440
50	14023402	100	1478745	150	1475105	200	1386306

Appendix A

Additional Texas Tax Lien Samples

Sample	Tax Lien Certificate Number
1	14033520 - 43
2	14033520 - 37
3	15024872 - 6
4	14033520 - 5
5	14033520 - 41